INCOME TAXES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Deferred tax asset, Valuation allowance	$ 148,310	$ 136,017	$ 126,568	$ 124,433
Research and Developement
Income Tax [Line Items]
Minimum tax and research and development tax credit carryforwards	1,300
U.S. Tax Authority
Income Tax [Line Items]
Net operating loss carryforwards	234,400
Operating loss carryforwards deduction of stock-based compensation	27,700
Deferred tax asset, Valuation allowance	142,700
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carryforwards	43,700
Deferred tax asset, Valuation allowance	$ 5,600